                               TABLE OF CONTENTS

Letter to Shareholders...........................  1
Performance Results..............................  3
Glossary of Terms................................  4
Portfolio Management Review......................  5
A Focus on Senior Loans..........................  8
Portfolio Highlights.............................  9
Portfolio of Investments......................... 11
Statement of Assets and Liabilities.............. 33
Statement of Operations.......................... 34
Statement of Changes in Net Assets............... 35
Statement of Cash Flows.......................... 36
Financial Highlights............................. 37
Notes to Financial Statements.................... 38

PRIT SAR 3/99

                             LETTER TO SHAREHOLDERS

February 19, 1999

Dear Shareholder,

    The past decade has been a remarkable time for investors. Together we've witnessed one of the greatest bull markets in investment history, unprecedented growth in mutual fund investing, and a surge in personal retirement planning. The coming millennium promises to hold even more opportunities.
    To lead us into this new era of investing, Richard F. Powers III has joined Van Kampen as Chairman and Chief Executive Officer. He comes to us from our parent company, Morgan Stanley Dean Witter & Co., where he served as Executive Vice President and Director of Marketing. He brings 27 years of experience in the financial services industry, including an extensive background in product management, strategic planning and brand development.
    Although former Chairman Don G. Powell retired on January 1, he will remain active in the industry and the community. Mr. Powell plans to continue his service as a member of the board of directors of the Investment Company Institute, the leading mutual fund industry association, and he will remain a trustee of your trust.

ECONOMIC OVERVIEW
    Despite a difficult six months in many emerging markets, the U.S. economy remained strong. The nation's gross domestic product (GDP), a measure of economic health, grew 4.3 percent in 1998, surpassing 1997's growth rate. In the fourth quarter alone, GDP rose 6.1 percent--surprising most economists, whose estimates had been much more conservative. This impressive growth suggests that the U.S. economy remains fundamentally sound, despite a crisis of confidence in the third quarter as a result of the financial problems abroad. A continuation of low inflation--only a 1.6 percent increase in the consumer price index in 1998--also helped maintain the health of the domestic economy and kept inflation-adjusted interest rates attractive.
    In the last few months of 1998, the Federal Reserve's interest rate decreases contributed to the positive financial environment. In response to declining corporate profits and mounting international concerns, the Fed lowered interest rates three times, with 0.25 percent cuts in September, October, and November. These rate cuts, coupled with a wave of corporate mergers and cost-cutting measures, lent the support needed to foster continued growth despite the global financial situation.

MARKET REVIEW
    Although the economy moved along at a healthy pace, the stock and bond markets experienced significant volatility in the third quarter of 1998, with investor concerns about the financial problems in Asia and Latin America reaching a peak in August. During this time, American and foreign investors alike pursued a flight to quality--seeking the relative safety of large-company stocks and government bonds. During this period, investor interest in the senior loan market increased dramatically as companies issued greater amounts of

                                                             Continued on page 2
senior loan debt to finance their business transactions in the third and fourth quarters. In 1998, leveraged lending hit $272 billion, topping the record $194 billion we saw in 1997. The secondary market also experienced strong growth, with a total volume of $67.3 billion, up from $62 billion the previous year.

OUTLOOK

    Our outlook for the domestic economy remains positive, although we expect that growth may slow somewhat in the coming months. Internationally, we anticipate that low interest rates and declining inflation should lead to improvements in troubled areas such as Asia and Latin America.
    In the senior loan market, we believe that the banking industry should remain strong as large-scale mergers and acquisitions continue to generate short-term corporate capital needs. As a result, we believe there may be a healthy supply of senior loans with attractive yields going forward.
    Additional details about your trust, including a question-and-answer section with your portfolio manager, are provided in this report. As always, we are pleased to have the opportunity to share with you the progress of your investment.

Sincerely,

[SIG]
Richard F. Powers III

Chairman
Van Kampen Investment Advisory Corp.

[SIG]
Dennis J. McDonnell

President
Van Kampen Investment Advisory Corp.

           PERFORMANCE RESULTS FOR THE PERIOD ENDED JANUARY 31, 1999

                       VAN KAMPEN PRIME RATE INCOME TRUST

 TOTAL RETURNS

Six-month total return(1)..................................     2.67%
One-year total return(1)...................................     6.18%
Five-year average annual total return(1)...................     6.91%
Life-of-Trust average annual total return(1)...............     7.52%
Commencement date..........................................  10/04/89
Distribution rate(2).......................................     6.21%

 SHARE VALUATIONS

Net asset value on 01/31/99................................  $   9.92
Six-month high net asset value.............................  $   9.98
Six-month low net asset value..............................  $   9.91

(1) Total return assumes an investment at the beginning of the period indicated, reinvestment of all distributions for the period and tender of all shares at the end of the period indicated, excluding payment of any early withdrawal charges.

(2) Distribution rate is based upon the offering price of $9.91 and the current monthly dividend of $.0513 per share as of January 25, 1999.

Past performance does not guarantee future results. Distribution rate and net asset value may fluctuate with market conditions. Trust shares, when tendered, may be worth more or less than their original cost.

This report is intended for shareholders of the Trust and may not be used as sales literature with prospective investors unless it is preceded or accompanied by the Trust's current prospectus, which gives more complete information about charges and expenses, investment objectives and operating policies. Prospective investors should read the prospectus carefully before investing or sending money.

                               GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One hundred basis points is equal to 1 percent. For example, if a bond's yield changes from 7.00 to 6.65 percent, it is a 35 basis-point move.

CREDIT SPREAD: Also called quality spread, the difference in yield between higher-quality issues (such as Treasury securities) and lower-quality issues. Normally, lower-quality issues provide higher yields to compensate investors for the additional credit risk.

CYCLICAL INDUSTRIES: Industries where earnings tend to rise quickly when the economy strengthens and fall quickly when the economy weakens. Examples of cyclical industries include housing, automobiles, and paper. Noncyclical industries are typically less sensitive to changes in the economy. These include utilities, grocery stores, and pharmaceuticals.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve
    System, which is the central bank system of the United States. Its policy-making committee, called the Federal Open Market Committee, meets eight times a year to establish monetary policy and monitor the economic pulse of the United States.

FLIGHT TO QUALITY: The flow of funds toward relatively safer investments in times of marketplace uncertainty or fear.

HEDGE FUND: A fund, usually used by wealthy individuals and institutions, that is allowed to use aggressive strategies that are unavailable to most mutual funds.

LONDON INTER-BANK OFFER RATE (LIBOR): The interest rate that the largest international banks charge each other for loans.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of common shares outstanding. The NAV does not include any initial or contingent deferred sales charge.

SECONDARY MARKET: A market where securities are traded after they are initially offered.

SENIOR LOANS: Loans or other debt securities that are given preference to junior securities of the borrower. In the event of bankruptcy, payments to holders of senior loan obligations are given priority over payments to holders of subordinated debt, as well as shareholders of preferred and common stock. Senior loans may share priority status with other senior securities of the borrower, and such status is not a guarantee that monies to which the Trust is entitled will be paid.

                          PORTFOLIO MANAGEMENT REVIEW
                       VAN KAMPEN PRIME RATE INCOME TRUST

We recently spoke with the portfolio manager of the Van Kampen Prime Rate Income Trust about the key events and economic forces that shaped the markets during the past six months. The Trust's portfolio manager, Jeffrey W. Maillet, senior vice president of Van Kampen Investment Advisory Corp., has been responsible for the day-to-day management of the Trust's portfolio since its inception. The following excerpts reflect his views on the Trust's performance during the six months ended January 31, 1999.

   Q HOW DID CONDITIONS IN THE SENIOR LOAN MARKET AFFECT THE TRUST DURING THE PAST SIX MONTHS?

   A The financial turbulence in the second half of the year precipitated a modest credit crunch. Between overseas turmoil and the collapse of Long Term Capital Management, a large U.S. hedge fund, we saw a widening of credit spreads as investors demanded greater yield compensation for higher-risk investments. Yet market fundamentals didn't necessarily warrant such caution, as the economy remained sound and inflation continued to be low. These conditions created a favorable pricing environment and wider yield spreads for senior loans. For example, loans that ordinarily might have come to market yielding 175 basis points above LIBOR were coming to market at LIBOR plus 350 basis points. We were able to obtain some very attractive securities under these circumstances.

   Q  WHAT AREAS OF THE MARKET OFFERED THE BEST OPPORTUNITIES?

   A We found ample opportunities from a broad range of industries. Telecommunications--including cellular, satellite, wireless, and personal communications systems--was the second largest industry weighting in the portfolio. This industry has seen a high level of consolidation recently, for which senior loans have helped provide the financing. The portfolio is composed of loans from a variety of industries, with greater concentration in broadcasting, health care, and printing/publishing. We favored health care and broadcasting for their noncyclical nature, as the earnings of companies from these areas traditionally haven't been closely tied to the health of the overall economy.

   Q  CAN YOU TALK ABOUT SOME OF YOUR LARGEST HOLDINGS?

   A Most of the borrowers represented in the portfolio provide basic goods and services to the domestic economy. Currently, we hold more than 300 issues from 48 industry sectors. Some of our largest holdings include:

- Starwood Hotels and Resorts, Inc.--A hotel operating and management company, Starwood boasts more Conde Nast Traveler Gold List winners than any other hotel company in the world.
- BCP SP--Based in Sao Paulo, this wireless communications company was created through a joint venture between American-owned BellSouth and Safra, a Brazilian firm. The portfolio owns senior loans that provided financing for this deal.
- Chancellor Broadcasting--This diversified media company, with interests in radio, outdoor advertising, and television, continues to benefit from industry deregulation.
- Safety-Kleen--This firm provides hazardous and industrial waste management services designed to collect, process, recycle, and dispose of hazardous and industrial waste.
- Nextel Finance--The leading provider of fully integrated wireless communications, this company has built the largest guaranteed all-digital wireless network in the United States.
- Total Renal Care--This health care services company provides dialysis services for patients suffering from chronic kidney failure.

    Our holdings represent companies that we believe can perform well in the long run and make their loan payments on schedule. If you turn to the complete listing of the Trust's investments on page 11, you'll probably see some familiar companies whose products or services you use every day. Senior loans often provide integral financing for the growth and development of these firms. Keep in mind that not every loan in the portfolio will produce positive results, and all of the loans are subject to credit risk.

   Q CAN THE TRUST INVEST IN SENIOR LOANS THAT ARE USED TO FINANCE CONSTRUCTION OR REAL ESTATE DEVELOPMENT PROJECTS?

   A Yes. The Board of Trustees of the Trust recently authorized these investments, provided they are consistent with the Trust's overall investment objectives and policies, as described in the Trust's prospectus.

   Q  HOW DID THE TRUST PERFORM DURING THE REPORTING PERIOD?

   A The Trust's total return for the six-month period was 2.67 percent(1) at net asset value (NAV). Based on the January 25, 1999, public offering price of $9.91 per share, the Trust's current monthly dividend of $0.0513 represents a distribution rate of 6.21 percent(2). For more information on the Trust's performance, please refer to the chart on page 3. Past performance does not guarantee future results.

   Q  HOW DID CHANGING INTEREST RATES AFFECT THE TRUST?

   A Senior loans have the ability to adjust their interest payments over time in conjunction with changes in interest rates--generally, interest rates on these loans reset every 30 to 90 days. As a result, the income generated by the Trust usually reflects the prevailing trend in short-term interest rates. During the reporting period, many of the Trust's holdings adjusted their interest rates to reflect the downward trend in short-term rates and the reductions by the Fed. We lowered the Trust's dividend accordingly.

    While the dividend has been pressured by falling interest rates, remember that the Trust's NAV has remained relatively consistent--between $9.91 and $9.98 per share during the reporting period. Also, remember that the Trust has the potential to increase its dividend income in a rising interest rate environment, due to the adjustable nature of the underlying loans in the portfolio.

   Q  WHAT IS YOUR OUTLOOK FOR THE SENIOR LOAN MARKET AND FOR THE TRUST?

   A Most of our loans have tended to be repaid by their issuers in 18 to 24 months, so we are constantly seeking to replenish the portfolio. As such, strong deal flows in the senior loan market should be a benefit to shareholders, as we expect plenty of attractive securities to choose from. In addition, we believe the U.S. banking industry currently may be the strongest in the world, lending support to the senior loan market.
    Going forward, we will seek to assemble an array of senior loan holdings that have the potential to offer investors a degree of relative stability in a variety of market conditions. It is inevitable that the senior loan market will encounter rough spots from time to time. But we are confident that our loans have certain characteristics--such as their status as senior corporate debt--that can make them an ideal complement to the more aggressive components of an investor's portfolio. In addition, our portfolio management team has successfully navigated the Trust through a variety of economic conditions, and we believe we are prepared to handle whatever challenges the economy presents.


[SIG]
Jeffrey W. Maillet

Portfolio Manager

                                                  Please see footnotes on page 3

                            A FOCUS ON SENIOR LOANS

    The Prime Rate Income Trust invests primarily in senior collateralized loans to corporations, partnerships, and other business entities that operate in a variety of industries and geographic locations. Senior loans have a number of characteristics that, in the opinion of the Trust's management team, are important to the integrity of the Trust's portfolio. These include:

SENIOR STANDING
    With respect to interest payments, senior loans generally have priority over other classes of loans, preferred stock, or common stocks, though they may have equal status with other securities of the borrower. This status is not a guarantee, however, that monies to which the Trust is entitled will be paid. For more details, please refer to the prospectus.

COLLATERAL BACKING
    Senior loans are often secured by collateral that has been pledged by the borrower under the terms of a loan agreement. Forms of collateral include trademarks, accounts receivable or inventory, buildings, real estate, franchises, and common and preferred stock in subsidiaries and affiliates. Under certain circumstances, collateral might not be entirely sufficient to satisfy the borrower's obligations in the event of nonpayment of scheduled interest or principal, and in some instances may be difficult to liquidate on a timely basis.
    Additionally, a decline in the value of the collateral could cause the loan to become substantially unsecured, and circumstances could arise (such as bankruptcy of a borrower) that could cause the Trust's security interest in the loan's collateral to be invalidated.

CREDIT QUALITY
    Many senior loans carry provisions designed to protect the lender in certain circumstances. In addition, the variable-rate nature of the portfolio is expected to lessen the fluctuation in the Trust's net asset value. However, the net asset value will still be subject to the influence of changes in the real or perceived credit quality of the loans in which the Trust invests. This may occur in the event of a sudden or extreme increase in prevailing interest rates, a default in a loan in which the Trust holds an interest, or a substantial deterioration in the borrower's creditworthiness. From time to time, the Trust's net asset value may be more or less than at the time of the investment.

SPECIAL CONSIDERATIONS
    Under normal market conditions, the Trust may invest up to 20 percent of its assets in senior loans that are not secured by any specific collateral. From time to time, the Trust may hold equity positions as collateral, which may contribute to volatility in the Trust's net asset value. These equity positions are traded on stock exchanges and valued daily at the market price. It is management's opinion that shareholders will ultimately benefit from these holdings. In addition, up to 20 percent of the Trust's assets may be invested in senior loans made to non-U.S. borrowers, although these loans must be U.S.-dollar denominated.

                              PORTFOLIO HIGHLIGHTS

                       VAN KAMPEN PRIME RATE INCOME TRUST
 TOP FIVE PORTFOLIO SECTORS AS A PERCENTAGE OF VARIABLE RATE SENIOR LOAN
 INTERESTS

AS OF JANUARY 31, 1999
Health Care ...................................  11.8%
Finance .......................................   7.6%
Broadcasting--Cable ...........................   6.3%
Chemicals, Plastics & Rubber ..................   5.4%
Printing/Publishing ...........................   4.9%

 NET ASSET VALUE STABILITY SINCE INCEPTION

OCTOBER 4, 1989 THROUGH JANUARY 31, 1999
                            [Net Asset Value Graph]

                                                                  VAN KAMPEN PRIME RATE INCOME TRUST
                                                                  ----------------------------------
Oct 1989                                                                         10.00
                                                                                 10.02
                                                                                 10.02
                                                                                 10.02
                                                                                 10.02
                                                                                 10.02
                                                                                 10.01
                                                                                 10.01
                                                                                 10.01
Jul 1990                                                                         10.01
                                                                                 10.00
                                                                                 10.00
                                                                                 10.00
                                                                                  9.99
                                                                                  9.99
                                                                                 10.00
                                                                                  9.99
                                                                                  9.99
                                                                                  9.99
                                                                                  9.98
                                                                                  9.98
Jul 1991                                                                          9.99
                                                                                  9.98
                                                                                  9.99
                                                                                 10.00
                                                                                 10.00
                                                                                 10.01
                                                                                 10.00
                                                                                 10.02
                                                                                 10.00
                                                                                 10.00
                                                                                  9.98
                                                                                  9.99
Jul 1992                                                                         10.00
                                                                                 10.00
                                                                                 10.00
                                                                                 10.01
                                                                                  9.99
                                                                                 10.04
                                                                                 10.06
                                                                                 10.05
                                                                                 10.04
                                                                                 10.04
                                                                                 10.02
                                                                                 10.00
Jul 1993                                                                         10.00
                                                                                 10.01
                                                                                 10.01
                                                                                 10.01
                                                                                 10.03
                                                                                 10.07
                                                                                 10.07
                                                                                 10.06
                                                                                 10.05
                                                                                 10.04
                                                                                 10.04
                                                                                 10.04
Jul 1994                                                                         10.05
                                                                                 10.05
                                                                                 10.04
                                                                                 10.05
                                                                                 10.04
                                                                                 10.06
                                                                                 10.04
                                                                                 10.02
                                                                                 10.03
                                                                                 10.04
                                                                                 10.05
                                                                                 10.05
Jul 1995                                                                         10.05
                                                                                 10.05
                                                                                 10.04
                                                                                 10.03
                                                                                 10.03
                                                                                 10.03
                                                                                 10.02
                                                                                 10.02
                                                                                 10.00
                                                                                 10.00
                                                                                 10.00
                                                                                 10.00
Jul 1996                                                                         10.00
                                                                                 10.00
                                                                                 10.01
                                                                                 10.00
                                                                                 10.00
                                                                                  9.99
                                                                                  9.99
                                                                                  9.98
                                                                                  9.98
                                                                                  9.97
                                                                                  9.97
                                                                                  9.97
Jul 1997                                                                          9.96
                                                                                  9.96
                                                                                  9.96
                                                                                  9.96
                                                                                  9.97
                                                                                  9.97
                                                                                  9.97
                                                                                  9.98
                                                                                  9.96
                                                                                  9.96
                                                                                  9.97
                                                                                  9.98
Jul 1998                                                                          9.98
                                                                                  9.93
                                                                                  9.93
                                                                                  9.96
                                                                                  9.97
                                                                                  9.93
Jan 1999                                                                          9.92

Past performance does not guarantee future results.

                       VAN KAMPEN PRIME RATE INCOME TRUST
 CURRENT DISTRIBUTION

OCTOBER 4, 1989 THROUGH JANUARY 25, 1999
CURRENT DISTRIBUTION

                          [Current Distribution Graph]

                                                                VAN KAMPEN PRIME RATE INCOME
                                                                           TRUST                      3-MONTH TREASURY BILL
                                                                ----------------------------          ---------------------
Oct 1989                                                                                                       8.03
                                                                                                               7.84
                                                                           10.48                               7.78
                                                                           10.24                               8.01
                                                                           10.00                               8.03
                                                                           10.00                               8.04
                                                                           10.01                               8.03
                                                                           10.00                               8.02
                                                                           10.00                               7.99
Jul 1990                                                                   10.00                               7.73
                                                                           10.00                               7.61
                                                                           10.00                               7.35
                                                                           10.00                               7.34
                                                                           10.01                               7.26
                                                                           10.01                               6.64
                                                                            9.50                               6.38
                                                                            9.00                               6.26
                                                                            8.76                               5.93
                                                                            8.51                               5.69
                                                                            8.06                               5.69
                                                                            8.02                               5.69
Jul 1991                                                                    8.02                               5.68
                                                                            7.76                               5.48
                                                                            7.62                               5.25
                                                                            7.60                               4.97
                                                                            7.26                               4.46
                                                                            6.50                               3.96
                                                                            6.51                               3.94
                                                                            6.50                               4.02
                                                                            6.51                               4.14
                                                                            6.51                               3.77
                                                                            6.52                               3.77
                                                                            6.52                               3.65
Jul 1992                                                                    6.00                               3.24
                                                                            6.01                               3.22
                                                                            5.99                               2.74
                                                                            5.99                               3.01
                                                                            6.00                               3.34
                                                                            5.98                               3.14
                                                                            5.96                               2.97
                                                                            5.97                               3.00
                                                                            6.01                               2.96
                                                                            6.01                               2.96
                                                                            6.02                               3.11
                                                                            6.04                               3.08
Jul 1993                                                                    5.76                               3.10
                                                                            5.75                               3.07
                                                                            5.75                               2.98
                                                                            5.50                               3.10
                                                                            5.49                               3.20
                                                                            5.47                               3.06
                                                                            5.47                               3.03
                                                                            5.48                               3.43
                                                                            5.72                               3.55
                                                                            6.16                               3.95
                                                                            6.50                               4.24
                                                                            6.50                               4.22
Jul 1994                                                                    6.50                               4.36
                                                                            6.81                               4.66
                                                                            7.00                               4.77
                                                                            7.00                               5.15
                                                                            7.00                               5.71
                                                                            7.57                               5.69
                                                                            8.01                               5.99
                                                                            8.04                               5.94
                                                                            8.03                               5.87
                                                                            8.02                               5.86
                                                                            8.02                               5.80
                                                                            8.01                               5.57
Jul 1995                                                                    8.02                               5.58
                                                                            8.01                               5.44
                                                                            8.02                               5.41
                                                                            8.03                               5.51
                                                                            8.03                               5.49
                                                                            7.54                               5.08
                                                                            7.54                               5.05
                                                                            7.25                               5.03
                                                                            7.26                               5.14
                                                                            7.01                               5.15
                                                                            6.80                               5.18
                                                                            6.80                               5.16
Jul 1996                                                                    6.80                               5.31
                                                                            7.01                               5.28
                                                                            7.01                               5.03
                                                                            7.01                               5.15
                                                                            7.01                               5.13
                                                                            7.02                               5.17
                                                                            7.02                               5.15
                                                                            7.02                               5.22
                                                                            7.02                               5.32
                                                                            7.03                               5.23
                                                                            7.03                               4.94
                                                                            7.03                               5.17
Jul 1997                                                                    6.80                               5.23
                                                                            6.80                               5.22
                                                                            6.80                               5.10
                                                                            6.80                               5.20
                                                                            6.79                               5.20
                                                                            6.79                               5.35
                                                                            6.79                               5.18
                                                                            6.78                               5.31
                                                                            6.79                               5.12
                                                                            6.79                               4.97
                                                                            6.79                               5.01
                                                                            6.77                               5.08
Jul 1998                                                                    6.79                               5.07
                                                                            6.81                               4.83
                                                                            6.82                               4.36
                                                                            6.48                               4.32
                                                                            6.18                               4.48
                                                                            6.20                               4.45
Jan 1999                                                                    6.21                               4.45

 TOP FIVE HOLDINGS AS A PERCENTAGE OF VARIABLE RATE SENIOR LOAN INTERESTS

AS OF JANUARY 31, 1999
Stone Container Corp...........................  2.47%
Integrated Health Services, Inc................  2.20%
Starwood Hotels and Resorts, Inc...............  1.85%
Nextel Finance Co..............................  1.63%
Safety-Kleen Corp..............................  1.56%

Past performance does not guarantee future results.

                            PORTFOLIO OF INVESTMENTS

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Principal                                       Bank Loan
 Amount                                          Ratings+       Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            VARIABLE RATE ** SENIOR LOAN
            INTERESTS AEROSPACE/DEFENSE 1.2%
$  7,047    Aerostructures Corp., Term
            Loan............................  NR        BB-    12/31/03     $    7,050,529
   5,500    Decrane Finance Co., Term
            Loan............................  B1        B+     09/30/05          5,500,000
   7,425    Fairchild Holding Corp., Term
            Loan............................  NR        NR     06/18/04          7,425,763
     650    Fairchild Holding Corp.,
            Revolving Credit................  NR        NR     06/18/04            650,005
  38,125    Gulfstream Delaware Corp., Term
            Loan............................  NR        NR     09/30/02         38,127,398
  13,059    K & F Industries, Inc., Term
            Loan............................  Ba3       B+     10/15/05         13,060,710
   7,840    Tri-Star, Inc., Term Loan.......  NR        NR     09/30/03          7,842,182
  14,197    United Defense Industries, Inc.,
            Term Loan.......................  B1        BB-   10/06/05 to
                                                               10/06/06         14,198,853
   3,850    Whittaker Corp., Term Loan......  NR        NR     05/30/03          3,849,996
     795    Whittaker Corp., Revolving
            Credit..........................  NR        NR     05/30/01            794,264
                                                                            --------------
                                                                                98,499,700
                                                                            --------------
            AUTOMOTIVE  2.8%
  34,000    American Axel and Manufacturing,
            Inc., Term Loan.................  B1        B+     04/30/06         34,007,593
   8,423    American Bumper and
            Manufacturing Co., Term Loan....  NR        NR     04/30/04          8,425,376
  56,427    Breed Technologies, Inc., Term
            Loan............................  B1        BB    04/27/04 to
                                                               04/27/06         56,428,164
   3,359    Breed Technologies, Inc.,
            Revolving Credit................  B1        BB    04/27/04 to
                                                               04/27/06          3,359,511
  63,377    Federal Mogul Corp., Term
            Loan............................  Ba2       B+    12/31/03 to
                                                               12/31/05         63,425,630
   1,517    Federal Mogul Corp., Revolving
            Credit..........................  Ba2       B+     03/12/04          1,518,261
  10,000    Insilco Corp., Term Loan........  Ba3       B+     11/24/05          9,999,743
   4,798    JMS Automotive Rebuilders, Inc.,
            Term Loan (a)(b)................  NR        NR     06/30/04          3,946,997
   6,500    Metalforming Technologies, Inc.,
            Term Loan.......................  NR        NR     06/30/05          6,500,824
   7,821    Murray's Discount Auto Stores,
            Inc., Term Loan.................  NR        NR     06/30/03          7,038,938

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


Principal                                       Bank Loan
 Amount                                          Ratings+       Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            AUTOMOTIVE (CONTINUED)
$    225    Murray's Discount Auto Stores,
            Inc., Revolving Credit..........  NR        NR     06/30/03     $      225,000
   9,243    The Plastech Group, Term Loan...  NR        NR    04/01/02 to
                                                               04/01/04          9,239,941
  16,491    Safelite Glass Corp., Term
            Loan............................  B1        B+    12/23/04 to
                                                               12/23/05         16,500,252
                                                                            --------------
                                                                               220,616,230
                                                                            --------------
            BROADCASTING--CABLE  5.4%
   4,646    Adelphia Cable Partners, LP,
            Revolving Credit................  Ba2       BB+    12/31/03          4,652,902
  22,500    Bresnan Communications Co., LP,
            Term Loan.......................  Ba3       BB+    03/31/06         22,529,625
   5,880    Cable Systems International,
            Inc., Term Loan.................  NR        NR     12/31/02          5,881,481
  17,500    Charter Communications
            Entertainment II, Term Loan.....  Ba3       NR     12/31/07         17,503,323
  32,000    Charter Communications
            Entertainment II & Long Beach,
            Term Loan.......................  Ba3       NR     03/31/06         32,014,300
  47,144    Chelsea Communications, Inc.,
            Term Loan.......................  Ba2       NR     12/31/04         47,146,985
  10,400    Encore Investments, Term Loan...  NR        NR     06/30/04         10,409,432
      20    Encore Investments, Revolving
            Credit..........................  NR        NR     06/30/04             20,000
  45,000    Falcon Holdings Group, LP, Term
            Loan............................  Ba3       BB-    12/31/07         44,502,125
  15,000    Frontiervision Operating
            Partners, LP, Term Loan.........  Ba3       BB     03/31/06         15,003,260
  22,083    Garden State Cablevision, LP,
            Revolving Credit................  NR        NR     06/30/05         22,086,929
  53,458    InterMedia Partners IV, LP,                       01/01/05 to
            Term Loan.......................  Ba3       NR     12/31/07         53,461,836
  60,170    Marcus Cable Operating Co.,                       12/31/02 to
            Term Loan.......................  Ba3       B-     04/30/04         60,177,510
   3,411    Marcus Cable Operating Co.,
            Revolving Credit................  Ba3       B-     12/31/02          3,410,571
   1,990    Mark Twain Cablevision, LP,
            Term Loan.......................  NR        NR     06/30/04          1,990,296

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            BROADCASTING--CABLE (CONTINUED)
$ 23,727    TCI Pacific, Inc., Term Loan....  NR        NR     12/31/04     $   23,728,174
  30,286    Triax Midwest Associates, Term
            Loan............................  NR        NR    06/30/06 to
                                                               06/30/07         30,285,956
   1,676    Triax Midwest Associates,
            Revolving Credit................  NR        NR     06/30/06          1,676,552
  27,029    TW Fanch, Revolving Credit......  NR        NR     12/31/04         27,041,126
                                                                            --------------
                                                                               423,522,383
                                                                            --------------
            BROADCASTING--DIVERSIFIED  1.2%
  76,638    Chancellor Broadcasting Co.,
            Term Loan.......................  Ba1       BB-    06/30/05         76,678,832
  18,653    Chancellor Broadcasting Co.,
            Revolving Credit................  Ba1       BB-    06/30/05         18,686,381
                                                                            --------------
                                                                                95,365,213
                                                                            --------------
            BROADCASTING--RADIO  0.4%
  35,000    Jacor Communications, Inc.,
            Term Loan.......................  Ba2       BB-    12/31/04         35,000,720
                                                                            --------------
            BROADCASTING--TELEVISION  1.8%
  11,731    Benedek Broadcasting Corp.,                       05/01/01 to
            Term Loan.......................  B1        NR     11/01/02         11,734,856
  20,000    Black Entertainment Television,
            Inc., Term Loan.................  NR        NR     06/30/06         20,002,856
   9,980    Lin Television Corp., Term
            Loan............................  Ba3       B-     03/31/07          9,980,279
  66,000    Sinclair Broadcasting, Term
            Loan............................  Ba2       BB-    09/15/05         66,012,534
  32,000    TLMD Acquisition Co., Term
            Loan............................  B1        B+     03/31/07         32,006,900
                                                                            --------------
                                                                               139,737,425
                                                                            --------------
            BUILDINGS & REAL ESTATE  0.8%
  20,000    BSL Holdings, Term Loan.........  NR        BB-    12/30/05         20,007,777
  47,222    Walter Industries, Inc., Term
            Loan............................  NR        NR     10/15/03         47,222,048
                                                                            --------------
                                                                                67,229,825
                                                                            --------------
            CHEMICAL, PLASTICS & RUBBER  4.7%
  11,227    Cedar Chemicals Corp., Term
            Loan............................  NR        NR     10/30/03         11,228,880
  10,527    Foamex, LP, Term Loan...........  Ba3       B     06/30/05 to
                                                               06/30/06         10,529,812
   5,357    Foamex, LP, Revolving Credit....  Ba3       B      06/12/03          5,357,153

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            CHEMICAL, PLASTICS & RUBBER
            (CONTINUED)
$  6,965    General Chemical Group, Term
            Loan............................  NR        BB+    06/15/06     $    6,965,000
  10,000    Harris Speciality Chemicals,
            Term Loan.......................  NR        NR     03/31/06         10,000,000
  14,373    High Performance Plastics, Inc.,
            Term Loan.......................  NR        NR     03/31/05         14,372,993
  40,551    Huntsman Group Holdings, Term
            Loan............................  Ba2       BB    12/31/02 to
                                                               12/31/05         40,574,595
   6,667    Huntsman Group Holdings,
            Revolving Credit................  Ba2       BB     12/31/02          6,666,781
  18,939    Huntsman Specialty Chemical                       03/15/04 to
            Corp., Term Loan................  Ba2       NR     03/15/05         18,951,180
   5,640    Jet Plastica Industries, Inc.,
            Term Loan.......................  NR        NR    12/31/02 to
                                                               12/31/04          5,644,668
  30,000    Kosa, LLC, Term Loan............  Ba1       BB+    12/31/06         30,012,607
  93,487    Lyondell Petrochemical Corp.
            Term Loan.......................  Ba2       BBB-  06/30/99 to
                                                               06/30/05         93,525,450
  15,000    MetoKote Corp., Term Loan.......  NR        NR     11/02/05         15,004,863
   9,837    Pioneer Americas Acquisition
            Corp., Term Loan................  B2        B+     12/31/06          9,847,442
  11,964    Reid Plastics, Inc., Term
            Loan............................  NR        NR     11/12/03         11,971,069
  42,876    Sterling Chemicals, Inc., Term
            Loan............................  Ba3       NR     09/30/04         42,902,004
  11,585    Texas Petrochemicals Corp., Term
            Loan............................  Ba3       NR    06/30/01 to
                                                               06/30/04         11,586,620
   1,867    Texas Petrochemicals Corp.,
            Revolving Credit................  Ba3       NR     12/31/02          1,867,130
   6,538    TruSeal Technologies, Inc., Term
            Loan............................  NR        NR     06/30/04          6,498,436
   8,140    Vinings Industries, Inc., Term
            Loan............................  NR        NR     03/31/05          8,143,946
   4,577    West American Rubber, Term
            Loan............................  NR        NR     06/30/05          4,577,029
                                                                            --------------
                                                                               366,227,658
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            COMMUNICATIONS--TELEPHONE  0.1%
$  4,583    International Data Response,
            Term Loan.......................  NR        NR    12/31/01 to
                                                               12/31/02     $    4,588,346
   7,119    Mitel Corp., Term Loan..........  NR        NR     12/26/03          7,122,106
                                                                            --------------
                                                                                11,710,452
                                                                            --------------
            CONSTRUCTION MATERIALS  1.8%
  21,707    Behr Process Corp., Term Loan...  NR        NR    03/31/02 to
                                                               03/31/05         21,722,941
     882    Behr Process Corp., Revolving
            Credit..........................  NR        NR     03/31/02            882,354
   1,611    Brand Scaffold Services, Inc.,
            Term Loan.......................  B1        NR     09/30/02          1,611,950
      56    Brand Scaffold Services, Inc.,
            Revolving Credit................  B1        NR     09/30/02             55,556
  10,000    Dayton Superior Corp., Term
            Loan............................  NR        NR     09/29/05         10,002,855
   6,833    Flextek Components, Inc. (a)....  NR        NR     02/28/05          5,466,300
  13,632    Falcon Building Products, Inc.,
            Term Loan.......................  B1        B+     06/30/05         13,645,070
  59,449    National Gypsum Co., Term
            Loan............................  NR        NR     09/20/03         59,451,272
   4,655    Panolam Industries, Inc., Term
            Loan............................  B1        NR     10/31/02          4,654,891
   6,919    Reliant Building Products, Inc.,
            Term Loan.......................  B1        B+     03/31/04          6,922,813
  14,850    Werner Holding Co., Term Loan...  Ba3       B+    11/30/04 to
                                                               11/30/05         14,854,498
                                                                            --------------
                                                                               139,270,500
                                                                            --------------
            CONTAINERS, PACKAGING & GLASS  3.8%
  37,500    Dr. Pepper Holdings, Inc., Term
            Loan............................  NR        NR     12/31/05         37,524,317
   8,288    Fleming Packaging Corp., Term
            Loan............................  NR        NR     08/30/04          8,290,907
   9,900    Graham Packaging Co., Term
            Loan............................  B1        B+    01/31/06 to
                                                               01/31/07          9,903,758
  29,663    Huntsman Packaging Corp., Term
            Loan............................  B1        BB-   09/30/05 to
                                                               09/30/06         29,662,500
  29,700    IPC, Inc., Term Loan............  NR        B+     10/02/04         29,776,354
   5,000    Packaging Dynamics, Term Loan...  NR        NR     11/20/05          5,001,795
 165,364    Stone Container Corp., Term
            Loan............................  Ba3       B+    04/01/00 to
                                                               10/01/03        165,534,107

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            CONTAINERS, PACKAGING & GLASS
            (CONTINUED)
$    579    Stone Container Corp., Revolving
            Credit..........................  Ba3       B+     05/15/99     $      579,465
   8,009    Stronghaven, Inc., Term Loan....  NR        NR     05/15/04          7,208,700
   7,146    Tekni-Plex, Inc., Term Loan.....  B1        B+     03/03/06          7,150,120
                                                                            --------------
                                                                               300,632,023
                                                                            --------------
            DIVERSIFIED MANUFACTURING  2.1%
   3,969    Advanced Accessory Systems, LLC,
            Term Loan.......................  B1        B+     10/30/04          3,968,368
   8,955    CII Carbon, LLC, Term Loan......  NR        NR     06/25/08          8,957,202
   6,383    ConMed Corp., Term Loan.........  B1        BB-    12/30/04          6,384,859
   9,850    Desa International, Term Loan...  B2        B+     12/26/04          9,852,468
  27,044    Evenflo & Spalding Holdings
            Corp., Term Loan................  B3        B-    09/30/03 to
                                                               03/30/06         27,044,314
   6,566    Evenflo & Spalding Holdings
            Corp., Revolving Credit.........  B3        B-     09/30/03          6,566,484
  25,757    International Wire Group, Inc.,
            Term Loan.......................  B1        NR     09/30/03         25,762,351
  10,821    Intesys Technologies, Inc., Term
            Loan............................  NR        NR    06/30/04 to
                                                               06/30/06         10,823,292
     427    Intesys Technologies, Inc.,
            Revolving Credit................  NR        NR     06/30/06            426,688
   7,673    M.W. Manufacturers, Term Loan...  NR        NR     09/15/02          7,674,577
  18,476    Neenah Foundry Co., Term Loan...  Ba3       BB-    09/30/05         18,482,065
  12,500    Superior Telecom, Term Loan.....  Ba3       B+     11/27/05         12,504,666
  24,792    UCAR International, Inc., Term
            Loan............................  Ba3       BB-    12/31/02         24,805,373
   6,161    U.F. Acquisition, Term Loan.....  NR        NR     12/15/02          6,163,540
                                                                            --------------
                                                                               169,416,247
                                                                            --------------
            ECOLOGICAL  1.4%
   7,000    Environmental System, Term
            Loan............................  B1        BB-    09/30/05          7,003,661
 104,885    Safety-Kleen Corp., Term Loan...  Ba3       BB    04/03/05 to
                                                               04/03/06        104,904,164
                                                                            --------------
                                                                               111,907,825
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            EDUCATION & CHILD CARE  0.2%
$  8,690    Kindercare Learning Centers,
            Inc., Term Loan.................  Ba3       B+     03/21/06     $    8,690,275
   4,969    La Petite Academy, Inc., Term
            Loan............................  B2        B      05/11/05          4,969,276
                                                                            --------------
                                                                                13,659,551
                                                                            --------------
            ELECTRONICS  2.6%
  29,906    Amphenol Corp., Term Loan.......  Ba3       B+    10/03/04 to
                                                               05/19/06         29,911,135
   6,650    Banker's Systems, Inc., Term
            Loan............................  NR        NR     11/01/02          6,651,655
   7,170    Beltone Electronics, Inc., Term
            Loan............................  NR        NR    10/31/03 to
                                                               10/31/04          7,170,421
   3,861    Caribiner International, Term
            Loan............................  NR        NR     09/30/03          3,861,471
  12,675    Chatham Technologies                              08/18/03 to
            Acquisition, Inc., Term Loan....  NR        NR     08/18/05         12,674,918
   5,872    Claricom, Inc., Term Loan.......  NR        NR     11/30/02          5,871,770
  43,352    DecisionOne Corp., Term Loan....  B1        B-    08/07/03 to
                                                               08/07/05         43,373,468
  16,912    Fairchild Semiconductor Corp.,
            Term Loan.......................  Ba3       BB     03/11/03         16,912,010
   5,400    Fisher Scientific International,                  01/21/05 to
            Inc., Term Loan.................  Ba3       B+     01/21/06          5,502,142
   3,935    Labtec, Inc., Term Loan.........  NR        NR     10/07/04          3,936,285
   4,435    Rowe International, Inc., Term
            Loan (a)........................  NR        NR     03/31/00          4,480,400
   8,643    Sarcom, Inc., Term Loan.........  NR        NR     12/31/02          8,643,126
  24,976    Sterling Diagnostic Imaging,
            Inc., Term Loan.................  NR        NR     09/30/05         24,972,711
   7,500    Stoneridge, Inc., Term Loan.....  Ba3       BB     12/31/05          7,500,000
  18,629    Viasystems, Inc., Term Loan.....  B2        B+    03/31/04 to
                                                               06/30/05         18,633,721
     634    Viasystems, Inc., Revolving
            Credit..........................  B2        B+     12/31/02            633,548
   4,900    WGL Acquisition Corp., Term
            Loan............................  NR        NR     07/30/04          4,900,669
                                                                            --------------
                                                                               205,629,450
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE  3.4%
$ 24,744    AMF Group, Inc., Term Loan......  B1        B     03/31/03 to
                                                               03/31/04     $   24,747,563
  21,500    ASC Network Corp., Term Loan....  NR        NR     05/31/06         21,500,561
   2,200    Camelot Music Holdings, Inc.,
            Revolving Credit................  NR        NR     01/27/02          2,200,000
  20,000    Florida Panthers Holding, Inc.
            Term Loan.......................  NR        NR     06/15/99         20,013,029
   7,920    KSL Recreation Group, Inc.                        04/30/05 to
            Term Loan.......................  B2        B+     04/30/06          7,927,440
   4,752    KSL Recreation Group, Inc.,
            Revolving Credit................  B2        B+     04/30/04          4,755,180
  79,000    Metro-Goldwyn-Mayer, Inc., Term
            Loan............................  NR        NR    03/31/05 to
                                                               03/31/06         79,021,508
  13,980    Metro-Goldwyn-Mayer, Inc.,
            Revolving Credit................  NR        NR     09/30/03         13,982,434
   5,048    Regal Cinemas, Inc., Term
            Loan............................  Ba3       BB-   05/27/06 to
                                                               05/27/07          5,050,954
   9,933    SFX Entertainment, Inc., Term
            Loan............................  B1        B+     03/31/06          9,938,727
   5,236    Six Flags Theme Park, Term
            Loan............................  Ba3       B+     11/30/04          5,236,521
   6,700    Sportcraft, Ltd., Term Loan.....  NR        NR     12/31/02          6,700,081
   4,988    True Temper, Term Loan..........  B1        BB-    09/30/05          4,988,457
  46,819    Viacom, Inc., Term Loan.........  Baa3      BBB-  04/01/02 to
                                                               07/01/02         46,826,940
   1,368    Viacom, Inc., Revolving
            Credit..........................  Baa3      BBB-   07/01/02          1,368,918
  15,000    WestStar Cinemas, Inc., Term
            Loan............................  NR        NR     09/30/05         15,000,478
                                                                            --------------
                                                                               269,258,791
                                                                            --------------
            FARMING & AGRICULTURE  0.7%
  11,000    Doane Pet Care Cos., Term
            Loan............................  B1        B+    12/31/05 to
                                                               12/31/06         11,005,377
  37,459    Seminis, Inc., Term Loan........  NR        NR    12/31/03 to
                                                               12/31/04         37,472,474
   4,912    Walco International, Inc., Term
            Loan............................  NR        NR     03/31/04          4,914,278
                                                                            --------------
                                                                                53,392,129
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            FINANCE  6.6%
$ 14,000    Blackstone Capital Co., Term
            Loan............................  NR        NR     05/31/99     $   14,005,591
  38,000    Bridge Information Systems,
            Inc., Term Loan.................  NR        NR     05/27/05         38,006,516
  30,000    Felcor Suite Hotels, Term
            Loan............................  Ba1       BB+    06/30/01         30,000,000
  31,509    Mafco Finance Corp., Term
            Loan............................  NR        NR     04/28/00         31,523,578
  26,500    Metris Cos., Inc., Term Loan....  Ba3       NR     06/30/03         26,500,627
  39,773    Outsourcing Solutions, Term
            Loan............................  B2        NR     10/15/04         39,780,113
  46,450    Patriot American Hospitality,
            Inc.,                                             03/31/99 to
            Term Loan.......................  NR        NR     03/31/03         46,473,532
  65,000    Paul G. Allen, Term Loan........  NR        NR     06/10/03         65,000,788
 125,000    Starwood Hotels and Resorts,
            Inc.,                                             02/23/99 to
            Term Loan.......................  Ba1       NR     02/23/03        124,950,003
  98,718    Ventas Realty Ltd., Inc., Term
            Loan............................  NR        NR     04/30/03         98,741,625
                                                                            --------------
                                                                               514,982,373
                                                                            --------------
            FOOD/BEVERAGE  2.1%
  46,977    Agrilink Foods, Term Loan.......  B1        BB-   09/30/04 to
                                                               09/30/05         46,978,170
  11,494    Amerifoods Cos., Inc., Term
            Loan............................  NR        NR    06/30/99 to
                                                               06/30/02         10,919,067
   8,898    Edwards Baking Corp., Term
            Loan............................  NR        NR    09/30/03 to
                                                               09/30/05          8,898,375
  12,417    Favorite Brands International,
            Inc., Term Loan.................  B2        B      05/19/05         12,417,230
  19,184    Fleming Cos., Inc., Term Loan...  Ba3       BB+    07/25/04         19,230,661
  15,971    Fleming Cos., Inc., Revolving
            Credit..........................  Ba3       BB+    07/25/03         16,036,217
   7,425    Leon's Bakery, Inc., Term
            Loan............................  NR        NR     05/02/05          7,425,843
   7,220    Mistic Brands, Inc., Term
            Loan............................  NR        NR    06/01/04 to
                                                               06/01/05          7,220,651
  10,864    Southern Foods Group, Inc., Term
            Loan............................  Ba3       BB-    02/28/06         10,867,676
  21,448    Stroh Brewery Co., Term Loan....  NR        NR     06/30/03         21,449,206
                                                                            --------------
                                                                               161,443,096
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            FOOD STORES/GROCERY  1.5%
$ 42,756    Bruno's, Inc., Term Loan (a)
            (b).............................  Caa2      NR    12/02/03 to
                                                               04/15/05     $   38,021,978
   4,830    Bruno's, Inc., Revolving Credit
            (a) (b).........................  Caa2      NR     12/02/03          4,294,150
  12,429    Eagle Family Foods, Inc., Term
            Loan............................  B1        B+     12/31/05         12,435,267
   4,592    Harvest Foods, Inc., Term Loan
            (a) (b).........................  NR        NR     06/30/02             91,830
  30,652    Pathmark Stores, Inc., Term
            Loan............................  B1        B+    06/15/01 to
                                                               12/15/01         30,675,094
   3,127    Pathmark Stores, Inc., Revolving
            Credit..........................  B1        B+     06/15/01          3,139,183
   8,474    Randall's Food Markets, Inc.,
            Term Loan.......................  Ba3       BB-    06/27/06          8,478,130
   5,748    Randall's Food Markets, Inc.,
            Revolving Credit................  Ba3       BB-    06/27/04          5,747,906
   5,000    The Pantry, Inc., Term Loan.....  B1        BB-    01/31/06          5,000,000
   8,391    Star Markets Co., Inc., Term
            Loan............................  Ba3       NR    12/31/02 to
                                                               12/31/03          8,396,731
   2,465    Star Markets Co., Inc.,
            Revolving Credit................  Ba3       NR     12/31/01          2,466,245
                                                                            --------------
                                                                               118,746,514
                                                                            --------------
            HEALTH CARE & BEAUTY AIDS  1.6%
   8,910    Kinetic Concepts, Inc., Term
            Loan............................  Ba3       B+    12/31/04 to
                                                               12/31/05          8,914,800
  16,796    Mary Kay Cosmetics, Inc., Term
            Loan............................  NR        NR     03/06/04         16,804,504
   1,709    Mary Kay Cosmetics, Inc.,
            Revolving Credit................  NR        NR     03/06/04          1,710,180
  24,626    Playtex Products, Inc., Term
            Loan............................  Ba2       BB     09/15/03         24,636,779
  54,725    Revlon Consumer Products Corp.,
            Term Loan.......................  Ba3       BB-    05/30/02         54,761,208
  20,000    24 Hour Fitness, Inc., Term
            Loan............................  NR        NR     12/31/05         20,004,668
                                                                            --------------
                                                                               126,832,139
                                                                            --------------
            HEALTHCARE  10.1%
   3,960    Alliance Imaging, Inc., Term
            Loan............................  B1        B+    12/18/03 to
                                                               06/18/04          3,961,817
   6,545    Charter Behavioral, Revolving
            Credit..........................  NR        NR     06/17/02          6,554,585
  58,480    Community Health Systems, Inc.,                   12/31/03 to
            Term Loan.......................  NR        NR     12/31/05         58,477,692

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
$ 44,472    Dade International, Inc., Term
            Loan............................  B1        NR    12/31/02 to
                                                               12/31/04     $   44,492,723
  15,030    Extendicare Health Services,
            Inc., Term Loan.................  Ba3       B+     12/31/03         15,032,842
  27,397    FPA Medical Management, Inc.,
            Term Loan (a)(b)................  Caa3      D      09/30/01         21,998,694
   4,813    FPA Medical Management, Inc.,
            Debtor in Possession (a)(b).....  Caa3      D      02/01/09          4,812,748
  27,010    Genesis Healthcare Ventures,
            Inc.,                                             09/30/04 to
            Term Loan.......................  Ba3       B+     06/01/05         27,014,470
 148,500    Integrated Health Services,
            Inc.,                                             09/15/03 to
            Term Loan.......................  Ba3       B+     12/31/05        148,532,315
  50,000    Magellan Health Services, Inc.,
            Term Loan.......................  B1        B+     02/12/05         50,050,218
   6,714    Medical Specialties Group, Inc.,                  06/30/01 to
            Term Loan.......................  NR        NR     06/30/04          6,722,790
  11,000    Mediq/PRN Life Support Services,
            Inc., Term Loan.................  B1        B+     06/30/06         11,016,024
   7,500    Meditrust Corp., Term Loan......  NR        NR     07/17/01          7,500,253
  26,490    MedPartners, Inc., Term Loan....  B1        BB-    05/31/01         26,503,659
   5,786    MedPartners, Inc., Revolving
            Credit..........................  B1        BB-    05/31/01          5,786,982
  18,535    Multicare Companies, Inc., Term
            Loan............................  B1        B+    09/30/04 to
                                                               06/01/05         18,536,073
  45,000    National Medical Care, Inc.,
            Term Loan.......................  Ba1       BB     09/30/03         45,019,557
  13,500    Oxford Health Plans, Inc., Term
            Loan............................  B3        B-     05/15/03         13,500,735
  24,950    Paragon Health Network, Inc.,                     03/31/05 to
            Term Loan.......................  Ba3       NR     03/31/06         24,950,948
  34,052    Quest Diagnostics, Inc., Term
            Loan............................  Ba3       BB+   12/05/02 to
                                                               06/30/06         34,053,272
   7,900    SMT Health Services, Inc., Term
            Loan............................  NR        NR     08/30/03          7,899,994
  15,010    Stryker Corp., Term Loan........  Ba2       BB    12/04/05 to
                                                               12/04/06         15,000,438
  49,579    Sun Healthcare Group, Inc.,                       11/12/04 to
            Term Loan.......................  Ba3       B      11/12/05         49,578,563

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            HEALTHCARE (CONTINUED)
$ 89,100    Total Renal Care Holdings, Inc.,
            Term Loan.......................  Ba2       NR     03/31/08     $   89,126,248
  56,747    Vencor, Inc., Term Loan.........  B1        B-     01/15/05         56,747,866
                                                                            --------------
                                                                               792,871,506
                                                                            --------------
            HOME & OFFICE FURNISHINGS,
            HOUSEWARES & DURABLE CONSUMER
            PRODUCTS  2.6%
  13,000    Corning Consumer Products, Co.,
            Term Loan.......................  B1        BB-    10/09/06         13,000,000
  49,817    Dal-Tile Group, Inc., Term
            Loan............................  NR        NR    12/31/02 to
                                                               12/31/03         49,906,963
   4,085    Dal-Tile Group, Inc., Revolving
            Credit..........................  NR        NR     12/31/02          4,087,246
  34,000    Furniture Brands International,
            Inc., Term Loan.................  NR        NR     06/30/07         34,001,421
  26,045    Imperial Home Decor Group, Inc.,                  03/12/04 to
            Term Loan.......................  B1        B+     03/13/06         26,055,151
   1,802    Imperial Home Decor Group, Inc.,
            Revolving Credit................  B1        B+     03/12/04          1,801,987
  72,635    Renters Choice, Inc., Term
            Loan............................  Ba3       BB-   01/31/06 to
                                                               01/31/07         72,641,230
                                                                            --------------
                                                                               201,493,998
                                                                            --------------
            HOTELS, MOTELS, & GAMING  0.9%
  41,000    Alladin Gaming, LLC, Term
            Loan............................  B2        NR     02/26/08         41,010,259
   9,534    Alliance Gaming Corp., Term
            Loan............................  B1        B      01/31/05          9,536,216
   2,093    Alliance Gaming Corp., Delayed
            Draw Term Loan..................  B1        B      01/31/05          2,093,221
   5,000    Harrah's Jazz Co., Term Loan....  Baa3      BBB-   01/06/06          5,000,363
  11,029    Las Vegas Sands, Inc., Term
            Loan............................  B1        B+     11/30/03         11,031,420
     720    Las Vegas Sands, Inc., Revolving
            Credit..........................  B1        B+     11/30/03            720,059
                                                                            --------------
                                                                                69,391,538
                                                                            --------------
            INSURANCE  0.2%
  17,500    BRW Acquisition, Inc., Term
            Loan............................  NR        NR    07/10/06 to
                                                               07/10/07         17,500,000
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            MACHINERY  0.4%
$  9,500    Alliance Laundry Systems, LLC,
            Term Loan.......................  B1        B+     06/30/05     $    9,509,277
  15,000    Ocean Rig (Norway), Term Loan...  NR        NR     06/01/08         15,003,260
   5,815    RIGCO N. A., LLC, Term Loan.....  NR        NR     09/30/05          5,814,800
                                                                            --------------
                                                                                30,327,337
                                                                            --------------
            MINING, STEEL, IRON, &
            NON-PRECIOUS METALS  0.7%
   7,437    Alliance Coal Corp., Term
            Loan............................  NR        NR    12/31/01 to
                                                               12/31/02          7,441,006
   8,411    Earle M. Jorgensen, Term Loan...  B1        B+     03/31/04          8,443,339
   9,506    Fairmont Minerals, Ltd., Term
            Loan............................  NR        NR     02/25/05          9,507,730
   8,762    Global Metal Technologies, Term
            Loan............................  NR        NR     03/13/05          8,757,279
  19,900    Ispat Inland, Term Loan.........  Ba3       BB    07/16/05 to
                                                               07/16/06         19,900,000
                                                                            --------------
                                                                                54,049,354
                                                                            --------------
            NATURAL RESOURCES--COAL  0.0%
   4,712    Centennial Resources, Inc., Term                  03/31/02 to
            Loan (a)(b).....................  NR        NR     03/31/04          3,063,767
     647    Centennial Resources, Inc.,                       03/31/02 to
            Debtor in Possession (a)(b).....  NR        NR     03/31/04            647,171
                                                                            --------------
                                                                                 3,710,938
                                                                            --------------
            NON-DURABLE CONSUMER PRODUCTS
            0.1%
   4,045    Homemaker Industries, Inc., Term
            Loan............................  NR        NR     06/30/04          4,044,600
                                                                            --------------
            PAPER & FOREST PRODUCTS  0.8%
  24,175    Crown Paper Co., Term Loan......  Ba3       BB     08/23/02         24,195,698
   4,261    Crown Paper Co., Revolving
            Credit..........................  Ba3       BB     08/23/02          4,264,769
   3,761    CST/Office Products, Inc., Term
            Loan............................  NR        NR     12/31/01          3,760,864
  14,925    Le Group Forex, Inc., Term
            Loan............................  NR        BB     06/30/05         14,932,771
  17,156    Paper Acquisition Corp., Term
            Loan............................  NR        NR     06/17/01         17,156,300
                                                                            --------------
                                                                                64,310,402
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            PERSONAL & MISCELLANEOUS SERVICES  0.8%
$  9,466    Accessory Network Group, Term
            Loan............................  NR        NR     07/31/05     $    9,468,650
      17    Borg Warner Security, Revolving
            Credit..........................  B1        BB-    03/31/02             17,874
   8,838    Arena Brands, Inc., Term Loan...  NR        NR     06/01/02          8,837,500
     763    Arena Brands, Inc., Revolving
            Credit..........................  NR        NR     06/01/02            762,517
  22,902    Boyds Collection, Ltd., Term
            Loan............................  Ba3       B+     04/21/06         22,905,150
  13,500    Dimac Corp., Term Loan..........  B1        B+    06/30/06 to
                                                               12/30/06         13,538,410
   4,714    Smarte Carte Corp., Term Loan...  NR        NR     06/30/03          4,716,784
                                                                            --------------
                                                                                60,246,885
                                                                            --------------
            PHARMACEUTICALS  0.3%
  17,167    Endo Pharmaceuticals, Inc., Term
            Loan............................  NR        NR     06/30/04         17,177,547
   5,102    NEN Acquisition, Inc., Term
            Loan............................  NR        NR     03/31/05          5,112,066
                                                                            --------------
                                                                                22,289,613
                                                                            --------------
            PRINTING/PUBLISHING  4.2%
  14,970    Advanstar Communications, Term
            Loan............................  Ba3       B+     04/30/05         14,970,000
  13,158    ADVO, Inc., Term Loan...........  NR        NR     09/29/03         13,159,623
  35,000    American Media Operations, Inc.,
            Term Loan.......................  Ba2       BB-    03/31/04         35,014,163
   9,900    Bear Island Paper Co., LLC, Term
            Loan............................  Ba3       B+     12/31/05          9,902,687
   4,987    Check Printers, Inc., Term
            Loan............................  NR        NR     06/30/05          4,989,482
   8,888    Cygnus Publishing, Inc., Term
            Loan............................  NR        NR     06/05/05          8,900,078
  68,000    Journal Register Co., Term
            Loan............................  Ba1       BB+    09/30/06         68,000,000
  31,770    Morris Communications, Inc.,                      03/31/04 to
            Term Loan.......................  NR        NR     06/30/05         31,770,719
  38,946    Outdoor Systems, Inc., Term
            Loan............................  Ba2       BB-    06/30/04         38,946,118
  19,000    PRIMEDIA, Inc., Term Loan.......  Ba3       NR     06/30/04         19,011,954
   6,350    TransWestern Publishing LP, Term
            Loan............................  Ba3       B+     10/01/04          6,350,285
  14,790    Von Hoffman Press, Inc., Term
            Loan............................  B1        B+    05/30/03 to
                                                               05/30/05         14,800,732
   1,811    Von Hoffman Press, Inc.,
            Revolving Credit................  B1        B+     05/30/03          1,811,507

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            PRINTING/PUBLISHING (CONTINUED)
$  5,000    Yellow Book USA, LP, Term
            Loan............................  NR        NR    12/15/05 to
                                                               12/05/06     $    5,002,883
  45,000    Ziff-Davis Publishing, Inc.,
            Term Loan.......................  Ba2       BB     03/31/05         45,014,682
   9,925    21st Century Newspaper, Inc.,
            Term Loan.......................  NR        NR     09/15/03          9,926,145
                                                                            --------------
                                                                               327,571,058
                                                                            --------------
            RESTAURANTS & FOOD SERVICE  2.1%
  12,438    Applebee's International, Inc.,
            Term Loan.......................  NR        NR     03/31/06         12,438,072
   5,629    California Pizza Kitchen, Inc.,
            Term Loan.......................  NR        NR     09/30/04          5,631,972
   2,443    Carvel Corp., Term Loan.........  NR        NR     06/30/00          2,445,285
  34,188    CKE Restaurants, Inc., Term
            Loan............................  Ba2       NR     04/15/03         34,187,574
  25,000    Domino's Pizza, Term Loan.......  B1        B+    12/21/06 to
                                                               12/21/07         25,011,735
  42,040    S.C. International Services,
            Inc., Term Loan.................  Ba3       B      08/28/02         42,048,868
  31,287    Shoney's, Inc., Term Loan.......  B1        NR     04/30/02         31,313,018
  10,000    Volume Services America, Term
            Loan............................  NR        B+     12/01/06         10,004,178
                                                                            --------------
                                                                               163,080,702
                                                                            --------------
            RETAIL--LUXURY GOODS  0.1%
   7,391    Ebel USA, Inc., Term Loan.......  NR        NR     09/30/01          7,390,595
                                                                            --------------
            RETAIL--OFFICE PRODUCTS  0.7%
   6,354    Identity Group, Inc., Term
            Loan............................  NR        NR     11/22/03          6,354,197
  52,474    U.S. Office Products Co., Term
            Loan............................  B2        B-     06/09/06         52,475,669
                                                                            --------------
                                                                                58,829,866
                                                                            --------------
            RETAIL--OIL & GAS  0.2%
  11,869    TravelCenters of America, Inc.,
            Term Loan.......................  Ba2       BB     03/31/05         11,885,145
                                                                            --------------
            RETAIL--SPECIALTY  0.2%
  12,183    Hollywood Entertainment Corp.,
            Revolving Credit................  Ba3       NR     09/05/02         12,184,986
   6,627    Luxottica Group SPA, Term
            Loan............................  NR        NR     06/30/01          6,626,825
                                                                            --------------
                                                                                18,811,811
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            RETAIL - STORES  1.0%
$ 11,500    Advance Stores Co., Term Loan...  B1        NR     04/15/06     $   11,500,524
   1,985    American Blind and Wallpaper
            Factory, Inc. ..................  NR        NR     12/31/05          2,034,184
   5,868    Kirkland's Holdings, Term
            Loan............................  NR        NR     06/30/02          5,868,099
   7,442    Nebraska Book Co., Inc., Term
            Loan............................  B1        B+     03/31/06          7,442,651
  22,249    Payless Cashways, Inc., Term
            Loan............................  NR        NR     11/30/02         22,249,336
   7,100    Payless Cashways, Inc.,
            Revolving Credit................  NR        NR     05/31/02          7,100,296
  15,702    Peebles, Inc., Term Loan........  NR        NR     06/09/02         15,702,844
   4,902    Vitamin Shoppe Industries, Inc.,
            Term Loan.......................  NR        NR     05/15/04          4,903,455
                                                                            --------------
                                                                                76,801,389
                                                                            --------------
            TELECOMMUNICATIONS - CELLULAR
            3.6%
  20,000    American Cellular Wireless,
            Inc., Term Loan.................  B2        NR     06/30/07         19,987,875
 100,000    BCP SP Ltd., Term Loan..........  NR        NR     03/31/00         99,353,094
  75,000    Cellular, Inc., Financial Corp.                   09/18/06 to
            (CommNet), Term Loan............  B1        B      09/18/07         74,967,546
  65,000    Western Wireless Corp., Term
            Loan............................  B1        NR     03/31/05         65,008,693
  20,000    Wireless One Network, Term
            Loan............................  NR        NR     09/30/07         20,008,465
                                                                            --------------
                                                                               279,325,673
                                                                            --------------
            TELECOMMUNICATIONS - HYBRID  1.8%
  13,652    Atlantic Crossing, Term Loan....  NR        NR     11/30/02         13,650,591
 100,000    Nextel Finance Co., Term Loan...  Ba3       B-     09/30/06        100,004,727
  10,000    Nextel Finance Co., Term Loan
            (Argentina).....................  NR        NR     03/31/03         10,003,952
  15,000    Pacific Crossing Ltd., Term
            Loan............................  NR        NR     07/28/06         15,000,000
                                                                            --------------
                                                                               138,659,270
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS--PERSONAL
            COMMUNICATION SYSTEMS  2.5%
$ 55,000    Cox Communications, Inc., Term
            Loan............................  Baa2      NR     12/31/06     $   55,011,530
  74,472    Omnipoint Communications, Inc.,
            Term Loan.......................  B2        B      02/17/06         74,489,296
  11,000    Powertel PCS, Inc., Revolving
            Credit..........................  NR        NR     03/31/06         11,006,238
  17,000    Telecorp PCS, Inc., Term Loan...  NR        NR     12/05/07         17,007,121
  42,000    Triton PCS, Inc., Term Loan.....  B1        B      05/04/07         42,014,253
                                                                            --------------
                                                                               199,528,438
                                                                            --------------
            TELECOMMUNICATIONS--WIRELESS
            MESSAGING  2.0%
  27,431    Arch Communications, Inc., Term
            Loan............................  B3        B     12/31/02 to
                                                               06/30/06         27,437,609
  15,000    CCPR Services, Inc., Term
            Loan............................  NR        NR     06/30/02         15,008,648
  48,000    Iridium Operating LLC, Term
            Loan............................  NR        B      12/29/00         46,796,996
  47,257    Mobilemedia Communications,
            Inc.,                                             06/30/02 to
            Term Loan.......................  Caa3      D      06/30/03         47,257,316
   1,882    Mobilemedia Communications,
            Inc., Revolving Credit..........  Caa3      D      06/30/02          1,881,821
   9,500    Teletouch Communications, Inc.,
            Term Loan.......................  NR        NR     11/30/05          9,500,000
  11,000    TSR Wireless LLC, Term Loan.....  NR        NR     06/30/05         10,996,790
                                                                            --------------
                                                                               158,879,180
                                                                            --------------
            TEXTILES & LEATHER  1.1%
  11,155    American Marketing Industries,
            Inc., Term Loan.................  NR        NR     11/30/02         11,157,464
   8,865    GFSI, Inc., Term Loan...........  NR        NR     03/31/04          8,873,607
   9,600    Humphrey's, Inc., Term Loan.....  Caa1      B+     01/15/03          9,608,134
  14,367    Joan Fabrics Corp., Term Loan...  NR        NR    06/30/05 to
                                                               06/30/06         14,371,504
  15,213    Johnston Industries, Inc., Term
            Loan............................  NR        NR     07/01/00         15,213,150
  13,965    Norcross Safety Prod., Term
            Loan............................  NR        NR     10/02/05         13,965,000

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal                                       Bank Loan
 Amount                                         Ratings+        Stated
  (000)                 Borrower              Moody's   S&P    Maturity*        Value
------------------------------------------------------------------------------------------
            TEXTILES & LEATHER (CONTINUED)
$  9,767    Polyfibron Technologies, Inc.,
            Term Loan.......................  NR        NR     12/28/03     $    9,768,120
   6,912    William Carter Co., Term Loan...  Ba3       BB-    10/30/03          6,918,459
                                                                            --------------
                                                                                89,875,438
                                                                            --------------
            TRANSPORTATION--CARGO  1.3%
  26,893    Atlas Freighter Leasing, Inc.,                    05/29/04 to
            Term Loan.......................  Ba3       NR     06/30/04         26,897,994
   9,925    CTC Distribution Services, LLC,
            Term Loan.......................  NR        NR     02/15/06          9,927,004
  39,178    Evergreen International                           05/31/02 to
            Aviation, Inc., Term Loan.......  Ba3       NR     05/31/03         39,211,954
   7,550    Gemini Air Cargo, Inc., Term
            Loan............................  B1        NR     12/12/02          7,552,526
   7,425    North American Van Lines, Inc.,
            Term Loan.......................  NR        NR     03/30/05          7,428,216
   8,959    OmniTrax Railroads, LLC, Term
            Loan............................  NR        NR     05/14/05          8,962,439
                                                                            --------------
                                                                                99,980,133
                                                                            --------------
            TRANSPORTATION--MANUFACTURING
            COMPONENTS  0.8%
  27,720    Cambridge Industries, Inc., Term
            Loan............................  B1        NR     06/30/05         27,743,749
   9,235    Eagle-Picher Industries, Inc.,                    08/31/05 to
            Term Loan.......................  B1        B+     08/31/06          9,235,200
  24,938    SPX Corp., Term Loan............  Ba3       BB     03/31/06         24,956,060
                                                                            --------------
                                                                                61,935,009
                                                                            --------------
            TRANSPORTATION--PERSONAL  0.9%
  16,814    Blue Bird Body Co., Term Loan...  Ba2       BB-   11/02/02 to
                                                               11/01/03         16,814,167
  49,964    Continental Airlines, Inc., Term
            Loan............................  Ba1       BB    07/31/02 to
                                                               07/31/04         49,984,470
                                                                            --------------
                                                                                66,798,637
                                                                            --------------
            TRANSPORTATION--RAIL
            MANUFACTURING  0.2%
  16,095    Johnstown America Industries,
            Inc., Term Loan.................  B1        BB-    03/31/03         16,096,599
                                                                            --------------
            TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS  85.8%...........    6,738,765,358
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                        Borrower                                                Value
------------------------------------------------------------------------------------------
            FIXED INCOME SECURITIES  0.7%
            London Fog Industries, Inc. ($13,541,264 par, 10.00% coupon,
            maturing 02/27/03)...........................................   $   13,541,264
            Satelites Mexicanos ($39,907,000 par, 9.06% coupon, maturing
            06/30/04)....................................................       39,956,884
                                                                            --------------
            TOTAL FIXED INCOME SECURITIES................................       53,498,148
                                                                            --------------
            EQUITIES  1.3%
            AFC Enterprises, Inc. (604,251 common shares) (c)(d).........        4,682,945
            American Blind and Wallpaper Factory, Inc. (198,600 common
            shares) (c)(d)...............................................        3,505,910
            Best Products Co., Inc. (297,480 common shares) (d)..........                0
            Best Products Co., Inc. (Warrants for 28,080 common shares)
            (d)..........................................................                0
            Camelot Music Holdings, Inc. (1,994,717 common shares)
            (c)(d).......................................................       55,901,939
            Classic Cable, Inc. (Warrants for 760 common shares) (d).....                0
            Dan River, Inc. (192,060 common shares) (d)..................        1,896,592
            Flagstar Cos., Inc. (8,755 common shares) (d)................               22
            London Fog Industries, Inc. (1,083,301 common shares)
            (c)(d).......................................................       16,401,177
            London Fog Industries, Inc., (Warrants for 66,580 common
            shares) (c)(d)...............................................                0
            Fleer/Marvel Entertainment, Inc. (537,526 preferred
            shares)......................................................       10,680,642
            Fleer/Marvel Entertainment, Inc. (891,340 common shares)
            (d)..........................................................        5,682,292
            Nextel Communications, Inc. (Warrants for 60,000 common
            shares) (c)(d)...............................................        1,020,000
            Payless Cashways, Inc. (1,024,159 common shares) (d).........        2,432,378
            Rigco N.A., L.L.C. (Warrants for .325% interest of company's
            fully diluted equity) (d)....................................           16,250
            Rowe International, Inc. (91,173 common shares) (c)(d).......        2,500,900
            Sarcom, Inc. (43 common shares) (c)(d).......................                0
                                                                            --------------
            TOTAL EQUITIES...............................................      104,721,047
                                                                            --------------
            TOTAL LONG-TERM INVESTMENTS  87.8%
            (Cost $6,922,107,824)........................................    6,896,984,553
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                        Borrower                                                Value
------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS  11.2%
            COMMERCIAL PAPER  3.2%
            Boeing Capital Corp. ($13,375,000 par, maturing 02/01/99,
            yielding 4.84%)..............................................   $   13,375,000
            Boston Scientific Corp. ($7,180,000 par, maturing 02/26/99,
            yielding 5.25%)..............................................        7,153,823
            Case Credit Corp. ($5,000,000 par, maturing 03/12/99,
            yielding 4.96%)..............................................        4,973,133
            Comdisco, Inc. ($14,250,000 par, maturing 02/11/99, yielding
            5.68%).......................................................       14,227,517
            CSX Corp. ($50,000,000 par, maturing 02/03/99 to 03/30/99,
            yielding 4.97% to 5.00%).....................................       49,775,635
            CVS Corp. ($12,500,000 par, maturing 02/10/99, yielding
            4.98%).......................................................       12,484,437
            FDX Corp. ($15,000,000 par, maturing 02/25/99, yielding
            6.00%).......................................................       14,940,000
            McKesson Corp. ($20,000,000 par, maturing 02/04/99, yielding
            5.00%).......................................................       19,991,667
            Raytheon Co. ($2,444,000 par, maturing 03/12/99, yielding
            5.00%).......................................................        2,430,762
            Safeway, Inc. ($50,000,000 par, maturing 02/12/99 to
            02/17/99, yielding 4.99%)....................................       49,909,903
            Sprint Capital Corp. ($15,000,000 par, maturing 02/24/99,
            yielding 5.00%)..............................................       14,952,083
            Tandy Corp. ($18,000,000 par, maturing 02/04/99 to 02/11/99,
            yielding 4.97%)..............................................       17,982,881
            Texas Utilities Co. ($20,000,000 par, maturing 02/10/99,
            yielding 4.93%)..............................................       19,975,350
            Western Resources, Inc. ($8,000,000 par, maturing 02/04/99,
            yielding 4.90%)..............................................        7,996,733
                                                                            --------------
            TOTAL COMMERCIAL PAPER.......................................      250,168,924
                                                                            --------------
            SHORT-TERM LOAN PARTICIPATIONS  8.0%
            Airtouch Communications, Inc. ($15,000,000 par, maturing
            02/16/99, yielding 5.11%)....................................       15,000,000
            Alltel Corp. ($15,000,000 par, maturing 02/08/99, yielding
            4.90%).......................................................       15,000,000
            American Stores Co. ($50,000,000 par, maturing 02/19/99 to
            03/15/99, yielding 4.98% to 5.08%)...........................       50,000,000
            Anadarko Pete Corp. ($50,000,000 par, maturing 02/02/99 to
            02/08/99, yielding 4.94% to 4.96%)...........................       50,000,000

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                        Borrower                                                Value
------------------------------------------------------------------------------------------
            SHORT-TERM LOAN PARTICIPATIONS (CONTINUED)
            Cabot Corp. ($29,900,000 par, maturing 02/05/99 to 02/19/99,
            yielding 5.08% to 5.73%).....................................   $   29,900,000
            Case Credit Corp. ($45,000,000 par, maturing 02/02/99 to
            02/26/99, yielding 5.05% to 5.91%)...........................       45,000,000
            Centex Corp. ($34,450,000 par, maturing 02/18/99 to 02/25/99,
            yielding 4.97% to 5.03%).....................................       34,450,000
            Central and Southwest Corp. ($50,000,000 par, maturing
            03/04/99 to 04/27/99, yielding 5.00% to 5.11%)...............       50,000,000
            Cincinnati Gas and Electric Co. ($9,345,000 par, maturing
            02/02/99, yielding 5.10%)....................................        9,345,000
            ConAgra, Inc. ($50,000,000 par, maturing 02/01/99 to
            02/24/99, yielding 4.93% to 5.01%)...........................       50,000,000
            Enron Corp. ($37,000,000 par, maturing 02/01/99, yielding
            4.98%).......................................................       37,000,000
            Fluor Corp. ($25,000,000 par, maturing 02/04/99 to 02/09/99,
            yielding 4.85% to 4.88%).....................................       25,000,000
            GTE Funding, Inc. ($15,500,000 par, maturing 02/05/99,
            yielding 4.82%)..............................................       15,500,000
            Nipsco Capital Markets, Inc. ($23,500,000 par, maturing
            02/05/99, yielding 5.02%)....................................       23,500,000
            Ralston Purina Co. ($31,250,000 par, maturing 02/01/99 to
            02/09/99, yielding 4.95% to 5.00%)...........................       31,250,000
            Rayonier, Inc. ($10,000,000 par, maturing 02/09/99, yielding
            5.02%).......................................................       10,000,000
            Temple Inland, Inc. ($50,000,000 par, maturing 02/02/99 to
            02/23/99, yielding 5.02% to 5.92%)...........................       50,000,000
            Universal Corp. ($56,000,000 par, maturing 02/11/99 to
            02/16/99, yielding 5.02% to 5.06%)...........................       56,000,000
            Western Resources, Inc. ($32,000,000 par, maturing 02/03/99
            to 02/22/99, yielding 4.97% to 5.00%)........................       32,000,000
                                                                            --------------
            TOTAL SHORT-TERM LOAN PARTICIPATIONS.........................      628,945,000
                                                                            --------------

                                               See Notes to Financial Statements

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                Value
------------------------------------------------------------------------------------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $879,113,924)..........................................   $  879,113,924
                                                                            --------------
            TOTAL INVESTMENTS  99.0%
            (Cost $7,801,221,748)........................................    7,776,098,477
            OTHER ASSETS IN EXCESS OF LIABILITIES  1.0%..................       75,803,012
                                                                            --------------
            NET ASSETS  100.0%...........................................   $7,851,901,489
                                                                            ==============

NR = Not Rated
+ Bank loans rated below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below Investment grade.

(a) This Senior Loan interest is non-income producing.

(b) This Borrower has filed for protection in federal bankruptcy court.

(c) Restricted security.

(d) Non-income producing security as this stock currently does not declare dividends.

 * Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

 ** Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

                                               See Notes to Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Total Investments (Cost $7,801,221,748).....................    $7,776,098,477
Receivables:
  Interest and Fees.........................................        75,306,116
  Fund Shares Sold..........................................        24,759,715
Other.......................................................             9,281
                                                                --------------
      Total Assets..........................................     7,876,173,589
                                                                --------------
LIABILITIES:
Payables:
  Income Distributions......................................         7,830,606
  Investment Advisory Fee...................................         6,186,576
  Distributor and Affiliates................................         2,486,646
  Administrative Fee........................................         1,673,592
  Fund Shares Repurchased...................................           797,339
Accrued Expenses............................................         4,088,474
Deferred Facility Fees......................................           983,118
Trustees' Deferred Compensation and Retirement Plans........           225,749
                                                                --------------
      Total Liabilities.....................................        24,272,100
                                                                --------------
NET ASSETS..................................................    $7,851,901,489
                                                                ==============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 791,217,837 shares issued and
  outstanding)..............................................    $    7,912,178
Paid in Surplus.............................................     7,905,821,414
Accumulated Undistributed Net Investment Income.............        10,138,427
Net Unrealized Depreciation.................................       (25,123,271)
Accumulated Net Realized Loss...............................       (46,847,259)
                                                                --------------
NET ASSETS..................................................    $7,851,901,489
                                                                ==============
NET ASSET VALUE PER COMMON SHARE ($7,851,901,489 divided by
  791,217,837 shares outstanding)...........................    $         9.92
                                                                ==============

                                               See Notes to Financial Statements

                            STATEMENT OF OPERATIONS

             For the Six Months Ended January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................    $295,703,178
Fees........................................................       3,633,129
Other.......................................................       1,416,662
                                                                ------------
    Total Income............................................     300,752,969
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................      35,781,437
Administrative Fee..........................................       9,665,933
Shareholder Services........................................       3,709,369
Legal.......................................................       1,104,800
Custody.....................................................         360,764
Trustees' Fees and Expenses.................................         158,417
Other.......................................................       1,875,721
                                                                ------------
    Total Expenses..........................................      52,656,441
                                                                ------------
NET INVESTMENT INCOME.......................................    $248,096,528
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................    $(19,580,325)
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      (5,181,222)
  End of the Period.........................................     (25,123,271)
                                                                ------------
Net Unrealized Depreciation During the Period...............     (19,942,049)
                                                                ------------
NET REALIZED AND UNREALIZED LOSS............................    $(39,522,374)
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $208,574,154
                                                                ============

                                               See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                   For the Six Months Ended January 31, 1999
                  and the Year Ended July 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                  Six Months Ended     Year Ended
                                                  January 31, 1999   July 31, 1998
-----------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net Investment Income...........................   $  248,096,528    $  461,572,692
Net Realized Loss...............................      (19,580,325)      (17,725,403)
Net Unrealized Appreciation/Depreciation During
  the Period....................................      (19,942,049)       26,278,934
                                                   --------------    --------------
Change in Net Assets from Operations............      208,574,154       470,126,223
Distributions from Net Investment Income........     (248,711,244)     (461,726,242)
                                                   --------------    --------------
NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES....................................      (40,137,090)        8,399,981
                                                   --------------    --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Sold................      932,775,966     1,654,063,711
Value of Shares Issued Through Dividend
  Reinvestment..................................      133,699,433       245,628,149
Cost of Shares Repurchased......................     (487,320,223)     (832,176,219)
                                                   --------------    --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS..................................      579,155,176     1,067,515,641
                                                   --------------    --------------
TOTAL INCREASE IN NET ASSETS....................      539,018,086     1,075,915,622
NET ASSETS:
Beginning of the Period.........................    7,312,883,403     6,236,967,781
                                                   --------------    --------------
End of the Period (including accumulated
  undistributed
  net investment income of $10,138,427 and
  $10,753,143, respectively)....................   $7,851,901,489    $7,312,883,403
                                                   ==============    ==============

                                               See Notes to Financial Statements

                            STATEMENT OF CASH FLOWS

             For the Six Months Ended January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------


CHANGE IN NET ASSETS FROM OPERATIONS........................    $ 208,574,154
                                                                -------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Used for Operating Activities:
  Increase in Investments at Value..........................     (522,173,587)
  Increase in Interest and Fees Receivables.................      (17,539,292)
  Decrease in Receivable for Investments Sold...............        9,271,953
  Decrease in Other Assets..................................           46,315
  Decrease in Deferred Facility Fees........................       (2,290,802)
  Increase in Investment Advisory and Administrative Fees
    Payable.................................................          532,632
  Increase in Distributor and Affiliates Payable............        1,187,308
  Increase in Accrued Expenses..............................           14,140
  Increase in Deferred Compensation and Retirement Plans
    Expenses................................................           69,574
                                                                -------------
    Total Adjustments.......................................     (530,881,759)
                                                                -------------
NET CASH USED FOR OPERATING ACTIVITIES......................     (322,307,605)
                                                                -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Shares Sold...................................      934,422,994
Payments on Shares Repurchased..............................     (487,891,528)
Decrease in Intra-day Credit Line with Custodian Bank.......       (7,513,945)
Cash Dividends Paid.........................................     (116,709,916)
                                                                -------------
  Net Cash Provided by Financing Activities.................      322,307,605
                                                                -------------
NET INCREASE IN CASH........................................              -0-
Cash at Beginning of the Period.............................              -0-
                                                                -------------
CASH AT END OF THE PERIOD...................................    $         -0-
                                                                =============

                                               See Notes to Financial Statements

                              FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated. (Unaudited)
--------------------------------------------------------------------------------

                                     Six Months                 Year Ended July 31,
                                       Ended         -----------------------------------------
                                  January 31, 1999     1998       1997       1996       1995
----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
  the Period.....................      $ 9.976       $  9.963   $ 10.002   $ 10.046   $ 10.052
                                       -------       --------   --------   --------   --------
  Net Investment Income..........         .323           .675       .701       .735       .756
  Net Realized and Unrealized
    Gain/Loss....................        (.050)          .015      (.042)     (.028)     (.004)
                                       -------       --------   --------   --------   --------
Total from Investment
  Operations.....................         .273           .690       .659       .707       .752
Less Distributions from Net
  Investment Income..............         .325           .677       .698       .751       .758
                                       -------       --------   --------   --------   --------
Net Asset Value, End of the
  Period.........................      $ 9.924       $  9.976   $  9.963   $ 10.002   $ 10.046
                                       =======       ========   ========   ========   ========
Total Return (a).................        2.67%*         7.22%      6.79%      7.22%      7.82%
Net Assets at End of the Period
  (In millions)..................      $7,851.9      $7,312.9   $6,237.0   $4,865.8   $2,530.1
Ratio of Expenses to Average Net
  Assets.........................        1.36%          1.41%      1.42%      1.46%      1.49%
Ratio of Net Investment Income to
  Average
  Net Assets.....................        6.42%          6.81%      7.02%      7.33%      7.71%
Portfolio Turnover (b)...........          21%*           73%        83%        66%        71%

(a) Total Return is based upon net asset value which does not include payment of the contingent deferred sales charge.

(b) Calculation includes the proceeds from repayments and sales of variable rate senior loan interests.

 * Non-Annualized.

                                               See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Prime Rate Income Trust (the "Trust") is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in a portfolio of interests in floating or variable rate senior loans to United States corporations, partnerships and other entities. The Trust commenced investment operations on October 4, 1989.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION--The value of the Trust's Variable Rate Senior Loan interests, totaling $6,738,765,358 (85.8% of net assets) is determined in the absence of actual market values by Van Kampen Investment Advisory Corp. (the "Adviser") following guidelines and procedures established, and periodically reviewed, by the Board of Trustees. The value of a Variable Rate Senior Loan interest in the Trust's portfolio is determined with reference to changes in market interest rates and to the creditworthiness of the underlying obligor. In valuing Variable Rate Senior Loan interests, the Adviser considers market quotations and transactions in instruments that the Adviser believes may be comparable to such Variable Rate Senior Loan interests. In determining the relationship between such instruments and the Variable Rate Senior Loan interests, the Adviser considers such factors as the creditworthiness of the underlying obligor, the current interest rate, the interest rate redetermination period and maturity date. To the extent that reliable market transactions in Variable Rate Senior Loan interests have occurred, the Adviser also considers pricing information derived from such secondary market transactions in valuing Variable Rate Senior Loan interests. Because of uncertainty inherent in the valuation process, the estimated value of a Variable Rate Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Variable Rate Senior Loan interest. Equity securities are valued on the basis of prices furnished by

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

pricing services or as determined in good faith by the Adviser. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. SECURITY TRANSACTIONS--Investment transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

C. INVESTMENT INCOME--Interest income is recorded on an accrual basis. Facility fees received are recognized as income ratably over the expected life of the loan. Facility fees on senior loans purchased after July 31, 1997, are treated as market discounts. Market premiums and discounts are amortized over the stated life of each applicable security.

D. FEDERAL INCOME TAXES--It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At July 31, 1998, the Trust had an accumulated capital loss carryforward for tax purposes of $3,873,769, which will expire between July 31, 2004 and July 31, 2006. Net realized gains or losses may differ for financial and tax reporting purposes primarily as a result of wash sales, past October losses which may not be recognized for tax purposes until the first day of the following fiscal year and losses that were recognized for tax purposes but not for book purposes at the end of the fiscal year.

    At January 31, 1999, for federal income tax purposes cost of long- and short-term investments is $7,804,800,175, the aggregate gross unrealized appreciation is $21,381,523 and the aggregate gross unrealized depreciation is $50,083,221 resulting in net unrealized depreciation of $28,701,698.

E. DISTRIBUTION OF INCOME AND GAINS--The Trust declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Trust for an annual fee payable monthly as follows:

AVERAGE NET ASSETS                                        % PER ANNUM
---------------------------------------------------------------------
First $4.0 billion....................................    .950 of 1%
Next $3.5 billion.....................................    .900 of 1%
Next $2.5 billion.....................................    .875 of 1%
Over $10.0 billion....................................    .850 of 1%

    In addition, the Trust will pay a monthly administrative fee to Van Kampen Funds Inc., the Trust's Administrator, at an annual rate of .25% of the average net assets of the Trust. The administrative services to be provided by the Administrator include monitoring the provisions of the loan agreements and any agreements with respect to participations and assignments, record keeping responsibilities with respect to interests in Variable Rate Senior Loans in the Trust's portfolio and providing certain services to the holders of the Trust's securities.

    For the six months ended January 31, 1999, the Trust recognized expenses of approximately $181,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    For the six months ended January 31, 1999, the Trust recognized expenses of approximately $43,400 representing Van Kampen Funds Inc. or its affiliates' (collectively "Van Kampen") cost of providing legal services to the Trust.

    Van Kampen Investor Services Inc., ("VKIS"), an affiliate of the Adviser, serves as the shareholder servicing agent of the Trust. For the six months ended January 31, 1999, the Trust recognized expenses for these services of approximately $2,722,400. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At January 31, 1999 and July 31, 1998, paid in surplus aggregated $7,905,821,414 and $7,327,247,726, respectively.

   Transactions in common shares were as follows:

                                            Six Months Ended     Year Ended
                                            January 31, 1999    July 31, 1998
-----------------------------------------------------------------------------
Beginning Shares...........................   733,069,022        626,018,023
                                              -----------        -----------
Shares Sold................................    93,820,648        165,907,778
Shares Issued Through Dividend
  Reinvestment.............................    13,452,361         24,636,104
Shares Repurchased.........................   (49,124,194)       (83,492,883)
                                              -----------        -----------
Net Increase in Shares Outstanding.........    58,148,815        107,050,999
                                              -----------        -----------
Ending Shares..............................   791,217,837        733,069,022
                                              ===========        ===========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from investments sold and repaid, excluding short-term investments, were $1,580,287,355 and $1,455,277,827, respectively.

5. TENDER OF SHARES

The Board of Trustees currently intends, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its then outstanding common shares at the then net asset value of the common shares. For the six months ended January 31, 1999, 49,124,194 shares were tendered and repurchased by the Trust.

6. EARLY WITHDRAWAL CHARGE

An early withdrawal charge to recover offering expenses will be imposed in connection with most common shares held for less than five years which are accepted by the Trust for repurchase pursuant to tender offers. The early withdrawal charge will be payable to

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Van Kampen. Any early withdrawal charge which is required to be imposed will be made in accordance with the following schedule.

                                                            WITHDRAWAL
YEAR OF REPURCHASE                                            CHARGE
----------------------------------------------------------------------
First...................................................       3.0%
Second..................................................       2.5%
Third...................................................       2.0%
Fourth..................................................       1.5%
Fifth...................................................       1.0%
Sixth and following.....................................       0.0%

    For the six months ended January 31, 1999, Van Kampen received early withdrawal charges of approximately $6,994,500 in connection with tendered shares of the Trust.

7. COMMITMENTS

Pursuant to the terms of certain of the Variable Rate Senior Loan agreements, the Trust had unfunded loan commitments of approximately $355,102,634 as of January 31, 1999. The Trust generally will maintain with its custodian short-term investments having an aggregate value at least equal to the amount of unfunded loan commitments.

    The Trust has entered into a revolving credit agreement with a syndicate led by Bank of America for an aggregate of $500,000,000, which will terminate on April 15, 1999. The proceeds of any borrowing by the Trust under the revolving credit agreement may only be used, directly or indirectly, for liquidity purposes in connection with the consummation of a tender offer by the Trust for its shares. Annual commitment fees of .065% are charged on the unused portion of the credit line. Borrowings under this facility will bear interest at either the LIBOR rate or the Federal Funds rate plus .375%. There have been no borrowings under this agreement to date. The Trust is currently evaluating alternative credit arrangements to provide additional liquidity for tender offers. The Trust expects that any such arrangements would have customary covenants and default limitations. There can be no assurance that the Trust will enter into future credit arrangements.

                          January 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

8. SENIOR LOAN PARTICIPATION COMMITMENTS

The Trust invests primarily in participations, assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, Selling Participant or other persons interpositioned between the Trust and the borrower.

    At January 31, 1999, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Trust on a participation basis.

                                                    PRINCIPAL
                                                     AMOUNT       VALUE
SELLING PARTICIPANT                                   (000)       (000)
-------------------------------------------------------------------------
Lehman Brothers.................................    $100,000     $100,000
Bank of New York................................      52,220       52,235
Bankers Trust...................................      45,331       45,347
Chase Securities Inc............................      10,684       10,685
Donaldson Lufkin Jenrette.......................       9,243        9,240
Canadian Imperial Bank of Commerce..............       3,442        3,444
Goldman Sachs...................................       3,256        3,257
                                                    --------     --------
Total...........................................    $224,176     $224,208
                                                    ========     ========

                       VAN KAMPEN PRIME RATE INCOME TRUST

BOARD OF TRUSTEES

DAVID C. ARCH

ROD DAMMEYER

HOWARD J KERR

DENNIS J. MCDONNELL*--Chairman

STEVEN MULLER

THEODORE A. MYERS

DON G. POWELL*

HUGO F. SONNENSCHEIN

WAYNE W. WHALEN*

OFFICERS

DENNIS J. MCDONNELL*
President

A. THOMAS SMITH III*
Vice President and Secretary

JOHN L. SULLIVAN*
Vice President, Treasurer, and Chief Financial Officer

CURTIS W. MORELL*
Vice President and Chief Accounting Officer

TANYA M. LODEN*
Controller

PETER W. HEGEL*
JEFFREY W. MAILLET*
EDWARD C. WOOD, III*
Vice Presidents

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT
ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 418256
Kansas City, Missouri 64141-9256

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT ACCOUNTANTS

KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

* "Interested" persons of the Trust, as defined in the Investment Company Act of 1940.

(C) Van Kampen Funds Inc., 1999 All rights reserved.

(SM) denotes a service mark of
     Van Kampen Funds Inc.

                         YEAR 2000 READINESS DISCLOSURE

Like other mutual funds, financial and business organizations and individuals around the world, the Trust could be adversely affected if the computer systems used by the Trust's investment adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Trust's investment adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Trust's other major service providers. At this time, there can be no assurances that these steps will be sufficient to avoid any adverse impact to the Trust. In addition, the Year 2000 Problem may adversely affect the markets and the issuers of securities in which the Trust may invest that, in turn, may adversely affect the net asset value of the Trust. Improperly functioning trading systems may result in settlement problems and liquidity issues. In addition, corporate and governmental data processing errors may result in production problems for individual companies or issuers and overall economic uncertainty. Earnings of individual issuers will be affected by remediation costs, which may be substantial and may be reported inconsistently in U.S. and foreign financial statements. Accordingly, the Trust's investments may be adversely affected. The statements above are subject to the Year 2000 Information and Readiness Disclosure Act, which may limit the legal rights regarding the use of such statements in the case of dispute.